Short-Term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Borrowings [Abstract]
Interest expenses of short-term borrowings	$ 1,311,845	$ 915,444	$ 651,287
Weighted average interest rates of short-term loans outstanding	4.18%	4.15%